Service [Member] Expense Example - Service - BLACKROCK WEALTH LIQUID ENVIRONMENTALLY AWARE FUND - Service	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 51
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	383
Expense Example, with Redemption, 10 Years	$ 885